Guarantees (Tables)	12 Months Ended
Dec. 31, 2016
Guarantee on loans sold or serviced with credit recourse
Credit Recourse Agreements Reserve Table [Text Block]
	December 31,
(In thousands)	2016	2015
Balance as of beginning of period	$58,663	$59,438
Provision for recourse liability	14,548	22,938
Net charge-offs	(18,722)	(23,713)
Balance as of end of period	$54,489	$58,663

Banco Popular de Puerto Rico | Guarantee on loans sold or serviced with representation and warranties
Indemnifications and Representations and Warranties Table [Text Block]
(In thousands)	2016	2015
Balance as of beginning of period	$8,087	$15,959
Provision (reversal) for representation and warranties	3,140	(5,446)
Net charge-offs	(291)	(176)
Settlements paid	-	(2,250)
Balance as of end of period	$10,936	$8,087